LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER THE GUARANTEES - Credit Quality Indicator (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Consideration payable to Webank	¥ 58,559	¥ 107,642		$ 8,527
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance of the period	(324,371)	(1,182,609)	¥ (2,190,575)
Addition			(68,578)
Provision for credit losses	(1,770)	(94)	(29,272)
Write-offs	308,847	13,093	252,508
Bought out by certain non-bank financing institutions without recourse		821,496	845,305
Payments from the borrowers or other recoveries	6,957	23,743	8,003
Ending balance of the period	(10,337)	(324,371)	¥ (1,182,609)
Loans recognized as a result of payments under the guarantees
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized as a result of payments under the guarantees	10,337	379,259
Normal | Loans recognized as a result of payments under the guarantees
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized as a result of payments under the guarantees		10,267
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Provision for credit losses	(8,126)
Write-offs	3,341
Attention | Loans recognized as a result of payments under the guarantees
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized as a result of payments under the guarantees		121,209
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Provision for credit losses	(4,844)
Write-offs	74,519
Payments from the borrowers or other recoveries	297
Secondary | Loans recognized as a result of payments under the guarantees
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized as a result of payments under the guarantees	10,337	¥ 247,783
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Provision for credit losses	11,200
Write-offs	230,987
Payments from the borrowers or other recoveries	¥ 6,660